Transfers of financial assets and variable interest entities (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Non-consolidated VIEs
Trading assets	246,012	256,602
Net loans	229,743	227,498
Other assets	72,633	72,782
Other liabilities	55,863	57,367
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,913	5,921
Net loans	7,404	7,407
Other assets	29	70
Total variable interest assets, non-consolidated VIEs	15,346	13,398
Maximum exposure to loss	30,236	25,651
Non-consolidated VIE assets	210,128	190,211
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	95	100
Net loans	1	8
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	96	108
Maximum exposure to loss	105	108
Non-consolidated VIE assets	7,007	5,163
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,326	3,210
Net loans	421	111
Other assets	0	17
Total variable interest assets, non-consolidated VIEs	5,747	3,338
Maximum exposure to loss	17,807	14,123
Non-consolidated VIE assets	109,492	103,990
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,095	1,143
Net loans	2,384	2,048
Other assets	25	49
Total variable interest assets, non-consolidated VIEs	3,504	3,240
Maximum exposure to loss	3,711	3,475
Non-consolidated VIE assets	60,215	52,268
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	763	868
Net loans	3,424	3,572
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	4,187	4,440
Maximum exposure to loss	6,699	4,906
Non-consolidated VIE assets	25,662	22,304
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	634	600
Net loans	1,174	1,668
Other assets	4	4
Total variable interest assets, non-consolidated VIEs	1,812	2,272
Maximum exposure to loss	1,914	3,039
Non-consolidated VIE assets	7,752	6,486